Unaudited Quarterly Financial Data (Tables)	12 Months Ended
Dec. 31, 2011
Unaudited Quarterly Financial Data [Abstract]
Company's unaudited quarterly results of operations

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
	(in millions, except per share data)
2011
Sales	$3,066	$3,248	$3,301	$3,543
Operating income	336	350	359	354
Income from continuing operations	179	217	214	254
Net income	207	246	238	277
Net income attributable to L-3	204	243	235	274
Basic EPS from continuing operations (1)	1.62	2.02	2.05	2.52
Basic EPS (1)	1.87	2.28	2.27	2.75
Diluted EPS from continuing operations (1)	1.61	2.00	2.02	2.49
Diluted EPS (1)	1.85	2.26	2.24	2.72

2010
Sales	$3,071	$3,377	$3,255	$3,687
Operating income	358	371	365	391
Income from continuing operations	194	193	201	236
Net income	222	231	241	272
Net income attributable to L-3	221	228	238	268
Basic EPS from continuing operations (1)	1.65	1.65	1.74	2.06
Basic EPS (1)	1.89	1.97	2.08	2.38
Diluted EPS from continuing operations (1)	1.63	1.63	1.73	2.05
Diluted EPS (1)	1.87	1.95	2.07	2.37

(1)

Basic and diluted EPS amounts in each quarter are computed using the weighted-average number of shares outstanding during that quarter, while basic and diluted EPS for the full year is computed using the weighted-average number of shares outstanding during the year. Therefore, the sum of the four quarters’ basic or diluted EPS may not equal the full year basic or diluted EPS.